Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade And Other Receivables
Schedule of trade and other receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2024 A$	2023 A$
Trade receivables, gross	922,392	917,411
Allowance for credit losses	(407,887)	(360,777)
Trade receivables	514,505	556,634

R&D tax incentive	-	524,901
Goods and services taxes	110,617	132,114
Services contracts	279,442	74,864
Other receivables	390,059	731,879
Trade and other receivables	904,564	1,288,513

Schedule of trade receivables loss allowances

The closing balance of the trade receivables loss allowance as at 30 June 2024 reconciles with the trade receivables loss allowance opening balance as follows:

Opening loss allowance as at 1 July 2022	369,844
Loss allowance recognised during the year	267,610
Loss allowance used during the year	(276,677)
Loss allowance as at 30 June 2023	360,777
Loss allowance recognised during the year	386,127
Loss allowance used during the year	(339,017)
Loss allowance as at 30 June 2024	407,887